Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2018 € / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 € / shares	Mar. 31, 2018 $ / shares	Jun. 30, 2017 € / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ 1.16	$ 1.38	€ 0.81	$ 1.00	€ 0.71	$ 0.79	$ 2.39	$ 1.93
Fully-diluted earnings per share (in dollars per share) | (per share)	€ 1.16	$ 1.38	€ 0.81	$ 0.99	€ 0.71	$ 0.79	$ 2.38	$ 1.92